Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash	$ 792,025	$ 2,392,871
Amounts receivable	137,491	227,804
Prepaid expenses	445,957	825,563
Total Current Assets	1,375,473	3,446,238
Intangible assets	45,323,653	45,139,683
Property and equipment	1,247,251	1,317,287
Total Assets	47,946,377	49,903,208
Liabilities
Trade payables and accrued liabilities	288,069	191,455
Deferred revenue	21,107	219,068
Long term loan – current portion	45,127	47,740
Total Current Liabilities	354,303	458,263
Long term loan	60,327	88,231
Liabilities for employee benefits	81,979	86,015
Total Liabilities	496,609	632,509
Shareholders’ equity
Share capital	54,890,272	54,806,522
Share purchase warrants reserve	639,879	639,879
Shares to be issued	41,871	41,875
Share-based payment reserve	588,762	570,446
Translation differences reserve	(21,346)	15,746
Capital reserve for re-measurement of defined benefit plan	15,135	13,279
Deficit	(8,704,805)	(6,817,048)
Total equity	47,449,768	49,270,699
Total Liabilities and Shareholders’ Equity	$ 47,946,377	$ 49,903,208